Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Basic Materials (4.8%)
	Freeport-McMoRan Inc.	8,711	317
	Dow Inc.	4,155	261
	Olin Corp.	2,382	119
	UFP Industries Inc.	1,477	111
	Southern Copper Corp.	1,727	108
	Steel Dynamics Inc.	1,359	92
	Nucor Corp.	769	90
	Reliance Steel & Aluminum Co.	596	89
	Commercial Metals Co.	2,470	81
*	AdvanSix Inc.	2,026	74
	Mosaic Co.	2,239	72
	Chemours Co.	1,848	62
	Timken Co.	823	60
	Schnitzer Steel Industries Inc. Class A	1,245	59
	Boise Cascade Co.	954	55
	GrafTech International Ltd.	4,133	46
	CF Industries Holdings Inc.	993	45
	International Paper Co.	635	38
	Newmont Corp.	639	37
	LyondellBasell Industries NV Class A	371	37
	Valvoline Inc.	1,051	32
	Fastenal Co.	556	31
	Haynes International Inc.	724	28
	Tredegar Corp.	2,074	28
	U.S. Steel Corp.	1,050	28
	Worthington Industries Inc.	462	27
	Eastman Chemical Co.	216	24
	Trinseo SA	471	24
	Element Solutions Inc.	783	18
	Innospec Inc.	115	11
	Stepan Co.	64	8
			2,112
Consumer Discretionary (22.4%)
	Target Corp.	1,819	449
	eBay Inc.	4,387	337
*	Ford Motor Co.	16,800	219
	Lowe's Cos. Inc.	1,051	214
	Bath & Body Works Inc.	3,010	203
*	General Motors Co.	4,102	201
	Dick's Sporting Goods Inc.	1,339	189
*	Deckers Outdoor Corp.	412	172
	Estee Lauder Cos. Inc. Class A	506	172

		Shares	Market Value ($000)
*	AutoNation Inc.	1,554	170
*	O'Reilly Automotive Inc.	266	158
	Lennar Corp. Class A	1,353	145
	Williams-Sonoma Inc.	760	142
	Hibbett Inc.	1,401	134
	Walmart Inc.	873	129
	Ethan Allen Interiors Inc.	5,142	124
	Movado Group Inc.	3,434	124
	Rent-A-Center Inc.	1,955	123
*	Macy's Inc.	5,125	115
	Acushnet Holdings Corp.	2,169	108
	Matthews International Corp. Class A	2,826	105
	Dillard's Inc. Class A	533	102
	Foot Locker Inc.	1,754	99
	Shoe Carnival Inc.	2,554	98
*	Sleep Number Corp.	1,051	97
*	Discovery Inc. Class A	3,323	96
	PulteGroup Inc.	1,747	94
*	Tapestry Inc.	2,270	92
	Hanesbrands Inc.	4,845	91
	Best Buy Co. Inc.	760	89
	Group 1 Automotive Inc.	537	89
*	Citi Trends Inc.	1,024	88
	Haverty Furniture Cos. Inc.	2,447	87
	Qurate Retail Inc. Series A	7,760	86
	AMERCO	126	83
	Signet Jewelers Ltd.	1,052	83
	NIKE Inc. Class B	495	82
*	Crocs Inc.	567	81
	Century Communities Inc.	1,137	80
	Johnson Outdoors Inc. Class A	700	80
	Kohl's Corp.	1,393	80
	Buckle Inc.	2,019	78
*	Abercrombie & Fitch Co. Class A	2,146	77
	Whirlpool Corp.	346	77
*	ODP Corp.	1,619	76
	Travel + Leisure Co.	1,347	74
*	MarineMax Inc.	1,486	72
	Sonic Automotive Inc. Class A	1,427	72
*	Gentherm Inc.	825	71
*	Sonos Inc.	1,748	69
	American Eagle Outfitters Inc.	2,243	68
*	Discovery Inc. Class C	2,460	68
*	Conn's Inc.	2,724	67
*	NVR Inc.	13	67
	Thor Industries Inc.	592	67
*	Victoria's Secret & Co.	1,003	67
*	Funko Inc. Class A	3,291	66
*	RH	94	66
*	BJ's Wholesale Club Holdings Inc.	1,143	65
	ViacomCBS Inc. Class A	1,411	65
*	Liquidity Services Inc.	2,609	64
	News Corp. Class A	2,856	64
*	AMC Networks Inc. Class A	1,344	64
	H&R Block Inc.	2,461	63
	Gentex Corp.	2,058	63
*	Lands' End Inc.	1,854	63
	Lithia Motors Inc. Class A	191	63

		Shares	Market Value ($000)
*	Revolve Group Inc.	1,086	62
*	Duluth Holdings Inc. Class B	3,949	61
*	Mattel Inc.	2,868	61
	Newell Brands Inc.	2,291	58
	Gap Inc.	2,115	57
	Interpublic Group of Cos. Inc.	1,537	57
*	Malibu Boats Inc. Class A	802	57
*	Meritage Homes Corp.	512	57
	Penske Automotive Group Inc.	629	57
*	Lakeland Industries Inc.	2,365	56
	DR Horton Inc.	571	55
	Big Lots Inc.	1,117	54
*	XPEL Inc.	707	54
	ViacomCBS Inc. Class B	1,293	54
	Kontoor Brands Inc.	979	53
	EW Scripps Co. Class A	2,859	53
*	Vera Bradley Inc.	4,658	53
	HNI Corp.	1,379	52
*	Asbury Automotive Group Inc.	275	51
	Tractor Supply Co.	260	51
*	Turtle Beach Corp.	1,771	50
*	Tri Pointe Homes Inc.	2,047	49
*	LKQ Corp.	910	48
*	Goodyear Tire & Rubber Co.	2,987	47
	Nexstar Media Group Inc. Class A	312	47
*	PVH Corp.	447	47
	Polaris Inc.	387	46
	Dana Inc.	1,894	44
	Standard Motor Products Inc.	1,037	44
	Fox Corp. Class B	1,250	43
*	Master Craft Boat Holdings Inc.	1,709	43
	Rush Enterprises Inc. Class A	954	42
*	YETI Holdings Inc.	423	42
*	GoPro Inc. Class A	4,069	41
*	Zumiez Inc.	1,019	41
*	VOXX International Corp. Class A	3,828	40
*	Beazer Homes USA Inc.	1,972	37
*	Tenneco Inc. Class A	2,315	36
	Garmin Ltd.	205	36
	Toll Brothers Inc.	553	35
	Activision Blizzard Inc.	415	34
	Fox Corp. Class A	876	33
	BorgWarner Inc. (XNYS)	703	30
*	Universal Electronics Inc.	591	30
*	American Public Education Inc.	1,048	28
	Tilly's Inc. Class A	1,750	27
*	Central Garden & Pet Co. Class A	615	26
	New York Times Co. Class A	511	26
	News Corp. Class B	1,114	25
*	Lumber Liquidators Holdings Inc.	1,167	24
	Murphy USA Inc.	155	24
	Rocky Brands Inc.	492	24
	Nielsen Holdings plc	1,095	24
*	Sally Beauty Holdings Inc.	1,214	23
*	iRobot Corp.	272	22
	Winnebago Industries Inc.	322	22
*	International Game Technology plc	988	21
*	American Axle & Manufacturing Holdings Inc.	1,940	17

		Shares	Market Value ($000)
	Del Taco Restaurants Inc.	1,922	17
*	Lazydays Holdings Inc.	706	17
	PriceSmart Inc.	190	16
*	Helen of Troy Ltd.	67	16
*	Lions Gate Entertainment Corp. Class A	1,159	15
	Pool Corp.	28	14
	Aaron's Co. Inc.	530	14
	Steven Madden Ltd.	312	13
*	Dorman Products Inc.	128	12
	Herman Miller Inc.	260	11
*	WW International Inc.	531	11
*	Clean Energy Fuels Corp.	1,203	10
*	Purple Innovation Inc. Class A	368	9
*	LGI Homes Inc.	52	8
*	Urban Outfitters Inc.	203	7
*	1-800-Flowers.com Inc. Class A	195	6
			9,913
Consumer Staples (3.7%)
	Philip Morris International Inc.	2,044	211
	Altria Group Inc.	2,706	136
	Walgreens Boots Alliance Inc.	2,646	134
	CVS Health Corp.	1,376	119
	Ingles Markets Inc. Class A	1,468	100
	Weis Markets Inc.	1,751	100
	McKesson Corp.	445	91
	Kroger Co.	1,771	82
	Kraft Heinz Co.	2,206	79
	Casey's General Stores Inc.	332	68
	AmerisourceBergen Corp. Class A	534	65
*	PLBY Group Inc.	2,499	62
	Corteva Inc.	1,191	52
	Vector Group Ltd.	3,335	50
*	Hain Celestial Group Inc.	982	37
	SpartanNash Co.	1,256	27
*	Boston Beer Co. Inc. Class A	46	26
	Edgewell Personal Care Co.	591	25
*	Monster Beverage Corp.	206	20
	PetMed Express Inc.	738	20
	National Beverage Corp.	382	18
*	Sprouts Farmers Market Inc.	725	18
*	Darling Ingredients Inc.	197	15
	Medifast Inc.	62	14
	Fresh Del Monte Produce Inc.	432	14
	ACCO Brands Corp.	1,260	12
	J M Smucker Co.	74	9
*	BellRing Brands Inc. Class A	278	9
	Ingredion Inc.	53	5
			1,618
Energy (5.2%)
	Exxon Mobil Corp.	4,472	244
	Northern Oil and Gas Inc.	8,146	135
*	CONSOL Energy Inc.	5,089	116
*	Antero Resources Corp.	8,357	115
	Ovintiv Inc.	4,236	115
*	Centrus Energy Corp. Class A	3,024	87
	Texas Pacific Land Corp.	61	83
	PDC Energy Inc.	1,887	79

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	10,156	79
	Antero Midstream Corp.	7,959	76
*	W&T Offshore Inc.	23,276	76
	ConocoPhillips	1,343	75
	Bonanza Creek Energy Inc.	1,887	73
	Diamondback Energy Inc.	918	71
	EOG Resources Inc.	1,010	68
*	Southwestern Energy Co.	14,832	67
	Marathon Oil Corp.	5,522	65
	Occidental Petroleum Corp.	2,473	64
	SunCoke Energy Inc.	9,260	64
	Targa Resources Corp.	1,379	61
	Magnolia Oil & Gas Corp. Class A	3,381	53
*	Range Resources Corp.	2,837	41
*	Green Plains Inc.	1,122	39
*	Talos Energy Inc.	3,108	39
*	National Energy Services Reunited Corp.	3,474	39
	Pioneer Natural Resources Co.	251	38
	Archrock Inc.	4,703	36
	Devon Energy Corp.	1,145	34
	Continental Resources Inc.	809	32
	Hess Corp.	407	28
*	Renewable Energy Group Inc.	488	24
*	EQT Corp.	1,152	21
*	Laredo Petroleum Inc.	383	21
*	CNX Resources Corp.	1,373	16
	World Fuel Services Corp.	455	15
*	Newpark Resources Inc.	3,978	10
			2,299
Financials (23.5%)
	Goldman Sachs Group Inc.	1,112	460
*	Berkshire Hathaway Inc. Class B	1,470	420
	Allstate Corp.	2,883	390
	MetLife Inc.	6,029	374
	T Rowe Price Group Inc.	1,567	351
	U.S. Bancorp	5,094	292
	JPMorgan Chase & Co.	1,744	279
	Bank of America Corp.	6,425	268
	Jefferies Financial Group Inc.	6,188	229
	Popular Inc.	2,480	188
	SLM Corp.	9,725	182
	Harborone Bancorp Inc.	11,630	164
	Hilltop Holdings Inc.	4,882	163
	First BanCorp. (XNYS)	12,671	161
	Citizens Financial Group Inc.	3,356	147
	Virtus Investment Partners Inc.	464	145
	Ameriprise Financial Inc.	519	142
	Primerica Inc.	894	137
	Affiliated Managers Group Inc.	783	133
	CNO Financial Group Inc.	5,402	132
	PNC Financial Services Group Inc.	673	129
	First Citizens BancShares Inc. Class A	137	123
	Oppenheimer Holdings Inc. Class A	2,643	123
*	SVB Financial Group	219	123
	Aon plc Class A	415	119
	BlackRock Inc.	125	118
	Bank of New York Mellon Corp.	2,065	114
	Walker & Dunlop Inc.	986	110

		Shares	Market Value ($000)
	B Riley Financial Inc.	1,612	106
	HomeStreet Inc.	2,579	105
	Zions Bancorp NA	1,738	101
	East West Bancorp Inc.	1,303	96
	BankUnited Inc.	2,224	93
	Travelers Cos. Inc.	583	93
	Stifel Financial Corp.	1,260	87
	Nelnet Inc. Class A	1,054	85
	Old Republic International Corp.	3,219	84
	Associated Banc-Corp.	4,006	83
	Fifth Third Bancorp	2,124	83
	Simmons First National Corp. Class A	2,872	83
	Wells Fargo & Co.	1,808	83
	Equitable Holdings Inc.	2,592	80
	Morningstar Inc.	294	79
	Citigroup Inc.	1,077	77
	Aflac Inc.	1,349	76
*	Axos Financial Inc.	1,472	71
	Cincinnati Financial Corp.	571	70
	Federated Hermes Inc.	2,007	68
	LPL Financial Holdings Inc.	460	68
	Moody's Corp.	178	68
	Evercore Inc. Class A	477	67
	Great Western Bancorp Inc.	2,082	64
	KeyCorp.	3,173	64
	Trustmark Corp.	2,035	64
	Voya Financial Inc.	958	62
	Invesco Ltd.	2,357	60
	Park National Corp.	505	59
	Hanover Insurance Group Inc.	398	56
*	Enstar Group Ltd.	242	56
	Bank OZK	1,265	54
	Bank of NT Butterfield & Son Ltd.	1,620	54
	Eagle Bancorp Inc.	925	53
	First Financial Bancorp	2,249	53
	Mercury General Corp.	885	53
	Morgan Stanley	506	53
	Northern Trust Corp.	449	53
	Comerica Inc.	696	51
	Hanmi Financial Corp.	2,664	51
	UMB Financial Corp.	552	51
	BOK Financial Corp.	567	50
	Fulton Financial Corp.	3,152	50
	Preferred Bank	779	50
	First Commonwealth Financial Corp.	3,659	49
	Hope Bancorp Inc.	3,542	49
	PacWest Bancorp	1,117	48
	Progressive Corp.	499	48
	Raymond James Financial Inc.	345	48
	Washington Trust Bancorp Inc.	910	48
	WSFS Financial Corp.	1,043	47
	Federal Agricultural Mortgage Corp. Class C	461	45
	Allegiance Bancshares Inc.	1,156	43
	Home BancShares Inc.	1,919	43
	FNB Corp.	3,519	41
	First Foundation Inc.	1,687	41
	BancFirst Corp.	696	39
	Washington Federal Inc.	1,157	39

		Shares	Market Value ($000)
	Truist Financial Corp.	686	39
	Renasant Corp.	1,053	37
	Towne Bank	1,210	37
	First BanCorp.	856	36
	Employers Holdings Inc.	840	35
	City Holding Co.	430	34
	ServisFirst Bancshares Inc.	465	34
	Ameris Bancorp	670	33
	NBT Bancorp Inc.	908	33
	Regions Financial Corp.	1,600	33
	First Interstate BancSystem Inc. Class A	658	29
	Signature Bank	112	29
	Brookline Bancorp Inc.	1,887	28
	Pinnacle Financial Partners Inc.	282	27
	Artisan Partners Asset Management Inc. Class A	500	26
	Lakeland Financial Corp.	396	26
	OFG Bancorp	1,084	26
	Lazard Ltd. Class A	558	26
	Sandy Spring Bancorp Inc.	582	25
	Blackstone Inc.	191	24
	National Bank Holdings Corp. Class A	623	23
	Old National Bancorp	1,380	23
	TrustCo Bank Corp. NY	713	23
	Atlantic Union Bankshares Corp.	587	22
	Diamond Hill Investment Group Inc.	121	22
	First Merchants Corp.	535	22
	Southside Bancshares Inc.	584	22
	TriCo Bancshares	521	21
	Virtu Financial Inc. Class A	837	21
	Heritage Financial Corp.	790	20
	First Hawaiian Inc.	698	19
*	Credit Acceptance Corp.	31	18
	Central Pacific Financial Corp.	662	17
	Tompkins Financial Corp.	210	17
	Universal Insurance Holdings Inc.	1,177	17
	Cathay General Bancorp	410	16
	Banner Corp.	262	15
	PennyMac Financial Services Inc.	219	15
	Bank of Hawaii Corp.	96	8
	First Busey Corp.	98	2
			10,391
Health Care (9.0%)
*	Moderna Inc.	1,166	439
	Anthem Inc.	1,048	393
	HCA Healthcare Inc.	1,351	342
*	Biogen Inc.	594	201
*	Align Technology Inc.	265	188
	Agilent Technologies Inc.	845	148
	Eli Lilly & Co.	545	141
*	United Therapeutics Corp.	593	127
	AbbVie Inc.	986	119
	Bristol-Myers Squibb Co.	1,742	117
	Abbott Laboratories	819	104
	UnitedHealth Group Inc.	247	103
	Cigna Corp.	440	93
*	Molina Healthcare Inc.	334	90
	Pfizer Inc.	1,824	84
*	ModivCare Inc.	378	75

		Shares	Market Value ($000)
*	Tenet Healthcare Corp.	864	65
*	Joint Corp.	620	63
*	DaVita Inc.	460	60
	Johnson & Johnson	337	58
*	Vanda Pharmaceuticals Inc.	3,469	58
*	Corcept Therapeutics Inc.	2,644	56
*	Medpace Holdings Inc.	307	56
*	Organogenesis Holdings Inc. Class A	3,292	56
*	Jazz Pharmaceuticals plc	357	47
*	Henry Schein Inc.	612	46
*	STAAR Surgical Co.	296	46
*	Retractable Technologies Inc.	3,386	44
	West Pharmaceutical Services Inc.	96	43
	Cardinal Health Inc.	722	38
*	Catalyst Pharmaceuticals Inc.	6,841	38
*	Computer Programs and Systems Inc.	1,054	38
*	Hologic Inc.	468	37
*	Quidel Corp.	284	37
	Cerner Corp.	473	36
*	Meridian Bioscience Inc.	1,798	36
	Gilead Sciences Inc.	439	32
	Quest Diagnostics Inc.	185	28
*	AngioDynamics Inc.	952	27
	Ensign Group Inc.	315	26
*	IDEXX Laboratories Inc.	36	24
*	Emergent BioSolutions Inc.	371	23
*	Laboratory Corp. of America Holdings	75	23
*	Community Health Systems Inc.	1,723	21
*	Amedisys Inc.	109	20
	Healthcare Services Group Inc.	687	18
*	Acadia Healthcare Co. Inc.	259	17
*	Sage Therapeutics Inc.	251	12
*	Amneal Pharmaceuticals Inc.	1,944	11
			4,004
Industrials (18.0%)
	Johnson Controls International plc	3,415	255
	Accenture plc Class A	718	242
	United Parcel Service Inc. Class B	1,130	221
	3M Co.	1,108	216
	American Express Co.	1,239	206
	Cummins Inc.	870	205
	Trane Technologies plc	1,001	199
*	Zebra Technologies Corp. Class A	298	175
	FedEx Corp.	646	172
	Louisiana-Pacific Corp.	2,499	159
	AGCO Corp.	1,036	143
	Brunswick Corp.	1,359	132
	Deere & Co.	338	128
	Eaton Corp. plc	761	128
	MSC Industrial Direct Co. Inc. Class A	1,248	105
	Emerson Electric Co.	959	101
	Sherwin-Williams Co.	315	96
	ManpowerGroup Inc.	780	95
	Caterpillar Inc.	445	94
*	Mohawk Industries Inc.	477	94
	L3Harris Technologies Inc.	399	93
*	MYR Group Inc.	896	93
*	Generac Holdings Inc.	206	90

		Shares	Market Value ($000)
	Crown Holdings Inc.	796	87
	Genco Shipping & Trading Ltd.	4,386	85
	Quanta Services Inc.	782	80
*	Saia Inc.	334	80
	Schneider National Inc. Class B	3,374	76
	Badger Meter Inc.	703	75
	Snap-on Inc.	334	75
*	Hub Group Inc. Class A	1,044	73
	Marten Transport Ltd.	4,313	67
*	United Rentals Inc.	189	67
	Watts Water Technologies Inc. Class A	380	65
	EMCOR Group Inc.	529	64
	Old Dominion Freight Line Inc.	220	64
	Regal Beloit Corp.	431	64
*	Trex Co. Inc.	584	64
	Knight-Swift Transportation Holdings Inc.	1,207	63
	Rexnord Corp.	1,036	63
	ITT Inc.	645	62
*	MasTec Inc.	681	62
	Owens Corning	649	62
*	Textainer Group Holdings Ltd.	1,852	62
	Encore Wire Corp.	715	61
	Kforce Inc.	1,003	59
	Ryder System Inc.	726	58
	Simpson Manufacturing Co. Inc.	508	57
	Hubbell Inc. Class B	270	56
*	TriNet Group Inc.	608	56
	Triton International Ltd.	1,023	56
	Quanex Building Products Corp.	2,298	54
	Acuity Brands Inc.	288	53
	Advanced Drainage Systems Inc.	457	52
	Matson Inc.	651	52
	McGrath RentCorp.	742	52
	Granite Construction Inc.	1,257	51
	Landstar System Inc.	301	51
	ArcBest Corp.	725	48
	JB Hunt Transport Services Inc.	271	48
*	Modine Manufacturing Co.	3,810	47
	Oshkosh Corp.	414	47
	DHT Holdings Inc.	8,410	47
*	Beacon Roofing Supply Inc.	902	46
*,1	API Group Corp.	1,965	46
	Apogee Enterprises Inc.	1,051	45
	Crane Co.	439	45
	Heidrick & Struggles International Inc.	1,041	45
	Kadant Inc.	215	45
*	Masonite International Corp.	380	45
*	Teekay Corp.	14,881	45
	Astec Industries Inc.	727	44
	Franklin Electric Co. Inc.	516	44
*	Cross Country Healthcare Inc.	1,962	43
	Ennis Inc.	2,172	42
*	Middleby Corp.	227	42
	WW Grainger Inc.	94	41
	Primoris Services Corp.	1,589	41
*	Titan Machinery Inc.	1,423	41
	Kronos Worldwide Inc.	2,989	40
	Packaging Corp. of America	264	40

		Shares	Market Value ($000)
*	Sterling Construction Co. Inc.	1,731	40
	Westrock Co.	766	40
*	Safe Bulkers Inc.	9,937	40
	Watsco Inc.	132	37
	Werner Enterprises Inc.	789	37
	Costamare Inc.	2,586	37
	Argan Inc.	782	36
	Hyster-Yale Materials Handling Inc.	614	36
	Graphic Packaging Holding Co.	1,693	35
*	Berry Global Group Inc.	510	34
	John Bean Technologies Corp.	235	34
	Shyft Group Inc.	771	34
	Insteel Industries Inc.	847	31
	nVent Electric plc	876	30
	AZZ Inc.	540	29
	Deluxe Corp.	758	29
*	Echo Global Logistics Inc.	895	29
	Valmont Industries Inc.	115	29
	AAON Inc.	424	29
	Robert Half International Inc.	266	28
	Eagle Materials Inc.	169	27
	Textron Inc.	373	27
	Hillenbrand Inc.	555	26
	Myers Industries Inc.	1,162	26
*	Atlas Air Worldwide Holdings Inc.	335	25
	Automatic Data Processing Inc.	119	25
*	Construction Partners Inc. Class A	762	25
*	XPO Logistics Inc.	284	25
	Greif Inc. Class A	380	24
*	TrueBlue Inc.	869	24
*	ASGN Inc.	214	24
	SPX FLOW Inc.	283	23
*	GXO Logistics Inc.	284	23
	REV Group Inc.	1,362	22
	UniFirst Corp.	97	22
	Kelly Services Inc. Class A	1,085	21
*	FTI Consulting Inc.	146	20
	ABM Industries Inc.	403	20
	Greenbrier Cos. Inc.	440	19
	Resources Connection Inc.	1,178	19
	Sonoco Products Co.	276	18
*	Blue Bird Corp.	804	17
	ADT Inc.	2,004	17
*	Atkore Inc.	151	14
	Patrick Industries Inc.	164	13
*	American Woodmark Corp.	176	12
	Heartland Express Inc.	741	12
*	SPX Corp.	192	12
	International Seaways Inc.	688	12
	Comfort Systems USA Inc.	150	11
	CRA International Inc.	93	9
	Dorian LPG Ltd.	625	8
	Federal Signal Corp.	22	1
			7,984
Real Estate (0.1%)
	St. Joe Co.	779	36

		Shares	Market Value ($000)
	Iron Mountain Inc.	199	9
			45
Technology (10.9%)
	Applied Materials Inc.	2,937	397
*	Alphabet Inc. Class A	109	315
*	Micron Technology Inc.	3,888	287
	KLA Corp.	696	237
*	Alphabet Inc. Class C	80	233
	Broadcom Inc.	461	229
	Texas Instruments Inc.	1,056	202
	Intel Corp.	3,590	194
	HP Inc.	6,255	186
*	Facebook Inc. Class A	480	182
	International Business Machines Corp.	1,030	145
	Lam Research Corp.	225	136
	Apple Inc.	856	130
	Cognizant Technology Solutions Corp. Class A	1,701	130
	SYNNEX Corp.	807	103
	Oracle Corp.	1,053	94
*	Arrow Electronics Inc.	739	90
	Jabil Inc.	1,428	88
*	Avid Technology Inc.	2,434	63
	Seagate Technology Holdings plc	700	61
	Vishay Intertechnology Inc.	2,536	56
	Kulicke & Soffa Industries Inc.	735	52
	TE Connectivity Ltd.	342	51
*	EMCORE Corp.	6,391	48
*	Rimini Street Inc.	5,050	48
*	Verint Systems Inc.	1,020	46
	NetApp Inc.	510	45
	Shutterstock Inc.	392	45
*	TechTarget Inc.	534	45
	Dolby Laboratories Inc. Class A	434	43
*	Teradata Corp.	771	42
*	Dell Technologies Inc. Class C	423	41
	Hackett Group Inc.	2,074	41
*	Insight Enterprises Inc.	397	41
*	J2 Global Inc.	294	40
*	Allscripts Healthcare Solutions Inc.	2,309	35
*	II-VI Inc.	560	35
	Methode Electronics Inc.	734	34
	Vertiv Holdings Co. Class A	1,209	34
*	Gartner Inc.	102	31
*	Manhattan Associates Inc.	192	31
*	ePlus Inc.	279	30
*	Sanmina Corp.	735	29
*	SMART Global Holdings Inc.	596	29
*	Rambus Inc.	1,178	28
*	Fortinet Inc.	83	26
*	Dropbox Inc. Class A	773	25
	Hewlett Packard Enterprise Co.	1,530	24
*	NetScout Systems Inc.	875	24
	Avnet Inc.	578	23
*	Plexus Corp.	250	23
*	Ultra Clean Holdings Inc.	474	22
*	Concentrix Corp.	126	22
*	F5 Networks Inc.	104	21
*	NCR Corp.	425	18

		Shares	Market Value ($000)
	Corning Inc.	380	15
*	TrueCar Inc.	3,568	15
	Xperi Holding Corp.	681	15
*	Unisys Corp.	411	10
*	Agilysys Inc.	160	9
*	Western Digital Corp.	139	9
	NXP Semiconductors NV	43	9
*	Vimeo Inc.	233	9
*	Brightcove Inc.	699	8
	Skyworks Solutions Inc.	43	8
*	OneSpan Inc.	326	6
			4,843
Telecommunications (1.0%)
	Cisco Systems Inc.	2,342	138
*	WideOpenWest Inc.	5,547	118
	Lumen Technologies Inc.	4,507	55
*	Lumentum Holdings Inc.	525	46
*	Calix Inc.	678	32
*	NETGEAR Inc.	870	31
*	Ciena Corp.	195	11
*	Clearfield Inc.	198	9
			440
Utilities (0.0%)
*	Evoqua Water Technologies Corp.	428	17
Total Common Stocks (Cost $34,432)			43,666
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2]	Vanguard Market Liquidity Fund 0.068% (Cost $625)	6,250	625
Total Investments (100.0%) (Cost $35,057)			44,291
Other Assets and Liabilities—Net (0.0%)			11
Net Assets (100%)			44,302
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $46,000, representing 0.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2021	28	633	11
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.